Long-term debt - Disclosure of detailed information of long-term debt, activity (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Balance - January 1	$ 349,042	$ 352,769
Increase in revolving credit facility	71,660	19,772
Decrease in revolving credit facility	(19,205)	(30,000)
Amortization of transaction costs	2,238	2,134
Accretion expense	4,972	4,657
Foreign exchange revaluation impact	(8,278)	(290)
Balance - December 31	$ 400,429	$ 349,042